SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Share-based compensation and Treasury shares (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥) segment shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($) shares
Share-based compensation
Recognized share-based compensation expenses	¥ 109	¥ 122	¥ 110
Number of operating segments | segment	2
Treasury shares
Aggregate treasury shares (in shares) | shares	30,974,040	30,967,640		30,974,040
Cash consideration paid for ordinary shares repurchased	¥ 107	¥ 107		$ 17
Hotel operating costs
Share-based compensation
Recognized share-based compensation expenses	39	42	35
Selling and marketing expenses
Share-based compensation
Recognized share-based compensation expenses	4	4	3
General and administrative expenses
Share-based compensation
Recognized share-based compensation expenses	¥ 66	¥ 76	¥ 72